Interim Unaudited Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Common Class A [Member]
Common Stock, Shares Authorized	214,000,000	214,000,000
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares, Issued	35,165,914	35,990,288
Common Stock, Shares, Outstanding	35,165,914	35,990,288
Series B Preferred Stock [Member]
Preferred Stock, Shares Authorized	104,000	104,000
Common shares, par value	$ 0.01	$ 0.01
Preferred shares, shares issued	43,592	43,592
Preferred shares, shares oustanding	43,592	43,592